Recent accounting pronouncements	12 Months Ended
Mar. 31, 2017
Recent accounting pronouncements
Recent accounting pronouncements

3.     Recent accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)" and issued subsequent amendments to the initial guidance or implementation guidance between August 2015 and December 2016 within ASU 2015-04, ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 (collectively, including ASU 2014-09, "ASC 606"). ASC 606 supersedes the revenue recognition requirements in ASC 605 and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance is effective retrospectively for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019, with early application permitted only for the annual reporting period ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. The new guidance is required to be applied either retrospectively to each prior reporting period presented (the "full retrospective method") or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the "modified retrospective method"). The Company is currently evaluating whether it will apply the full retrospective method or the modified retrospective method. The Company is also evaluating the existing revenue recognition policies and currently the Company believes that the identification of performance obligations may have an impact on the timing and measurement of certain fees paid by merchants under ASC 606.

In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes," which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as non-current on the consolidated balance sheet. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. Early adoption is permitted. The new guidance may be applied either prospectively to all deferred tax assets and liabilities or retrospectively to all periods presented. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows. At this time, the Company does not expect this accounting standard update to have a material impact on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities," which amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. With respect to the Company's consolidated financial statements, the most significant impact relates to the accounting for equity investments (except for those accounted for under the equity method or those that result in the consolidation of the investee). Under the new guidance, equity investments are required to be measured at fair value with changes in fair value recognized in net income, except for investments that do not have readily determinable fair values. The new guidance also simplifies the impairment assessment and enhances the disclosure requirements of equity investments. The new guidance is effective for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. Early adoption is permitted only for certain provisions. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the consolidated balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new topic in ASC 842 "Leases" to replace the current topic in ASC 840 "Leases." ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the current model, but are updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASC 606. The new guidance is effective for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU 2016-07, "Investments — Equity Method and Joint Ventures (Topic 323), Simplifying the Transition to the Equity Method of Accounting," to simplify the accounting for equity method investments, which eliminates the requirement in ASC 323 "Investments — Equity method and Joint Ventures" that an entity retroactively adopts the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The amendments require that the equity method investor adds the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopts the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. The Company early adopted this new guidance prospectively in the year ended March 31, 2017.

In March 2016, the FASB issued ASU 2016-09, "Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting," to simplify the accounting for employee share-based payment transactions, including the income tax consequences, classification of excess tax benefits on the statement of cash flows, introduction of accounting policy election on forfeitures, and the change of the threshold of share withholding by the employer for settlement of employees' tax without causing the award to be classified as a liability. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments," which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The new guidance also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The new guidance is effective for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.

In June 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments." The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. Early adoption is permitted. The guidance requires application using a retrospective transition method. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's consolidated statements of cash flows.

In October 2016, the FASB issued ASU 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other than Inventory" which amends the accounting for income taxes. The new guidance requires recognition of income tax consequences of an intra-entity asset transfer, other than transfers of inventory, when the transfer occurs. For intra-entity transfers of inventory, the income tax effects will continue to be deferred until the inventory has been sold to a third party. The new guidance is effective for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. Early adoption is permitted. The new guidance is required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly recorded to retained earnings as of the beginning of the period of adoption. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.

In October 2016, the FASB issued ASU 2016-17, "Consolidation (Topic 810): Interests held through Related Parties That Are Under Common Control" to amend the consolidation guidance on how a reporting entity that is the single decision maker of a VIE should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. Early adoption is permitted. When the new guidance is adopted, it is required to be applied retrospectively for the Company for the year ended March 31, 2017 and interim reporting periods during the year ended March 31, 2017. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.

In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash," which requires the amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance is effective for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. Early adoption is permitted. The guidance requires application using a retrospective transition method. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's consolidated statements of cash flows.

In January 2017, the FASB issued ASU 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business," which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new guidance is effective prospectively for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. Early adoption is permitted for transactions for which the transaction date occurs before the issuance date or effective date of this new guidance, only when the transaction has not been reported in the financial statements that have been issued or made available for issuance. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.

In January 2017, the FASB issued ASU 2017-04, "Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment," which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment measures a goodwill impairment loss by comparing the implied fair value of a reporting unit's goodwill with its carrying amount. The new guidance is effective prospectively for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.

In May 2017, the FASB issued ASU 2017-09, "Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting," which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC 718. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The new guidance is effective prospectively for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.